UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                                                        FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Basix Capital, LLC
Address:    One Montgomery Street, Suite 3300
            San Francisco, CA  94104

Form 13F File Number:   28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew P. Spotswood
Title:      Manager
Phone:      415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA       November 11, 2009
            [Signature]       [City, State]                 [Date]

Report Type (Check only one.):

XXX   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                                           Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         39

Form 13F Information Table Value Total:         $ 46,223 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER                  TITLE OF   CUSIP        VALUE X1000   SHARES       INV.     OTHER VOTING AUTH
                                CLASS                                              DISC.    MGR
                                                                                                      SOLE
AEGEAN MARINE PETROLEUM         COMMON     Y0017S102            1,530       68,000   SOLE               68,000
NETWORK INC                     STOCK
AGRIUM INC                      COMMON     008916108            1,160       23,300   SOLE               23,300
                                                                           STOCK
NOBLE CORPORATION  US LISTED    COMMON     H5833N103              835       22,000   SOLE               22,000
                                                                           STOCK
YAMANA GOLD INC                 COMMON     98462Y100            1,528      142,700   SOLE              142,700
                                                                           STOCK
ALBEMARLE CORP                  COMMON     012653101            1,661       48,000   SOLE               48,000
                                                                           STOCK
AMERICAN AXLE & MANUFACTURING   COMMON     024061103              965      136,300   SOLE              136,300
HOLDINGS INC                    STOCK
AMERICAN EAGLE OUTFITTERS INC   COMMON     02553E106            1,327       78,700   SOLE               78,700
NEW                             STOCK
CABOT CORP                      COMMON     127055101            1,352       58,500   SOLE               58,500
                                                                           STOCK
CALGON CARBON CORP              COMMON     129603106            1,127       76,000   SOLE               76,000
                                                                           STOCK
CHICOS FAS INC                  COMMON     168615102            1,651      127,000   SOLE              127,000
                                                                           STOCK
COGO GROUP INC                  COMMON     192448108              551       90,000   SOLE               90,000
                                                                           STOCK
COMMSCOPE INC                   COMMON     203372107              937       31,300   SOLE               31,300
                                                                           STOCK
COOPER TIRE & RUBBER CO         COMMON     216831107            1,582       90,000   SOLE               90,000
                                                                           STOCK
DYCOM INDUSTRIES INC            COMMON     267475101            1,193       97,000   SOLE               97,000
                                                                           STOCK
ENERGYSOLUTIONS INC             COMMON     292756202              369       40,000   SOLE               40,000
DEPOSITARY SHS REPSTG COM       STOCK
FMC CORP NEW                    COMMON     302491303            1,547       27,500   SOLE               27,500
                                                                           STOCK
FOOT LOCKER INC                 COMMON     344849104              765       64,000   SOLE               64,000
                                                                           STOCK
GIBRALTAR INDUSTRIES INC        COMMON     374689107              860       64,800   SOLE               64,800
                                                                           STOCK
GRAFTECH INTERNATIONAL LTD  COM COMMON     384313102              750       51,000   SOLE               51,000
                                                                           STOCK
HANESBRANDS INC                 COMMON     410345102              835       39,000   SOLE               39,000
                                                                           STOCK
HARRIS CORP-DEL                 COMMON     413875105            1,617       43,000   SOLE               43,000
                                                                           STOCK
HEALTHSOUTH CORP  COM NEW       COMMON     421924309            1,220       78,000   SOLE               78,000
                                                                           STOCK
INGERSOLL-RAND PLC              COMMON     G47791101              828       27,000   SOLE               27,000
                                                                           STOCK
INTERSIL CORPORATION CL A       COMMON     46069S109            1,546      101,000   SOLE              101,000
(FRM INTERSIL HLG CORP CL-A)    STOCK
JABIL CIRCUIT INC               COMMON     466313103              892       66,500   SOLE               66,500
                                                                           STOCK
KANSAS CITY SOUTHERN  NEW       COMMON     485170302            1,669       63,000   SOLE               63,000
                                                                           STOCK
MANITOWOC CO INC                COMMON     563571108            1,089      115,000   SOLE              115,000
                                                                           STOCK
MASTEC INC                      COMMON     576323109            1,191       98,000   SOLE               98,000
                                                                           STOCK
MEREDITH CORP                   COMMON     589433101            1,138       38,000   SOLE               38,000
                                                                           STOCK
OWENS ILLINOIS INC NEW          COMMON     690768403            1,542       41,800   SOLE               41,800
                                                                           STOCK
PERKINELMER INC                 COMMON     714046109            1,328       69,000   SOLE               69,000
                                                                           STOCK
PSS WORLD MEDICAL INC           COMMON     69366A100            1,222       56,000   SOLE               56,000
                                                                           STOCK
QUESTAR CORP                    COMMON     748356102            1,164       31,000   SOLE               31,000
                                                                           STOCK
RTI INTERNATIONAL METALS INC    COMMON     74973W107              431       17,300   SOLE               17,300
                                                                           STOCK
SANMINA-SCI CORP                COMMON     800907206            1,247      145,000   SOLE              145,000
                                                                           STOCK
TELLABS INC NPV                 COMMON     879664100            1,246      180,000   SOLE              180,000
                                                                           STOCK
TERADYNE INC                    COMMON     880770102            1,230      133,000   SOLE              133,000
                                                                           STOCK
TRIMBLE NAVIGATION LTD          COMMON     896239100            1,478       61,800   SOLE               61,800
                                                                           STOCK
VULCAN MATLS                    COMMON     929160109            1,622       30,000   SOLE               30,000
                                                                           STOCK

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